Short-term loan	12 Months Ended
Dec. 31, 2025
Short-term loan
Short-term loan

12. Short-term loan

The short-term loans as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Short- term loan
Short-term bank borrowings	1,220,957	1,207,773

Short-term bank borrowings

The Group entered into one-year credit facilities with several Chinese commercial banks that provide for revolving line of credit for the Group. Under such credit facilities, the Group can borrow up to RMB3,890,000 and RMB3,632,000 as of December 31, 2024 and 2025, respectively, which can only be used to maintain daily operation.

As of December 31, 2024, the Group had utilized credit facilities in amount of RMB936,454, RMB133,051 and RMB427,621 by obtaining short-term bank borrowings, issuance of the letters of guarantee and notes payable, respectively. As such, RMB2,392,874 of the credit facilities was available for future borrowing as of December 31, 2024. The credit facilities will expire during the period from January to December 2025.

As of December 31, 2025, the Group had utilized credit facilities in amount of RMB1,012,928, RMB128,282 and RMB386,245 by obtaining short-term bank borrowings, issuance of the letters of guarantee and notes payable, respectively. As such, RMB2,104,545 of the credit facilities was available for future borrowing as of December 31, 2025. The credit facilities will expire during the period from January to December 2026.